Summary of Consolidated Statement of Profit Loss Nature of Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Operating expenses from mining business [abstract]
Revenue	₨ 909,012	$ 13,144	₨ 909,549	[1]	₨ 714,644
Other operating income	15,468	224	9,544	[1]	7,749
Investment and other income	31,540	456	31,361		45,428
Total Income	956,020	13,824	950,454		767,821
(Decrease)/increase in inventories of finished goods and work-in-progress	1,614	23	(5,392)		11,907
Raw materials and other consumables used	(614,583)	(8,887)	(604,738)		(469,421)
Employee costs	(30,230)	(437)	(27,537)		(26,241)
Other costs	(42,530)	(615)	(33,404)		(29,928)
Depreciation and amortisation	(96,146)	(1,391)	(74,879)		(61,477)
Impairment (charge) / reversal	2,611	38	44,679		(1,162)
Finance and other costs	(59,026)	(853)	(135,473)	[1]	(54,927)
Profit (loss) before tax	117,730	1,702	113,710	[1]	136,572
Income tax expense	(41,501)	(600)	(66,426)	[1]	(38,027)
Profit / (loss) for the year	₨ 76,229	$ 1,102	₨ 47,284	[1]	₨ 98,545

[1]	Restated (Refer Note 2(b))